Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions
	Years ended December 31,
(In thousands)	2020	2021	2022
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Maya	8,010	9,370	6,202
Beijing Huaxianglianxin Technology Company	—	984	334
Purchase of data connectivity service:
Maya	47	26	4
Beijing Huaxianglianxin Technology Company	—	87	6

Schedule of related parties balances
(In thousands)	December 31, 2021	December 31, 2022
Deposits received from related parties:
Maya	1,417	1,238
Contract liability:
Maya	18	222
Amounts payable to related parties:
Maya	—	1
Beijing Huaxianglianxin Technology Company	18	20
Amounts receivable from related parties:
Maya	1,108	684
Beijing Huaxianglianxin Technology Company	45	14